Prepaid and Other Current Assets (Tables)	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Schedule of Other Current Assets
Prepaid and other current assets consisted of the following components (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Taxes receivable	$6,382	$—	$—
Prepaid insurance	1,294	231	1,063
Prepaid software	3,760	2,812	4,828
Prepaid rent	2,656	2,445	2,510
Prepaid advisory fee	2,417	2,417	1,667
Tax indemnification asset	—	2,100	2,117
Inventory	1,595	1,773	1,686
Other	968	1,208	1,599
	$19,072	$12,986	$15,470